Related Party Transactions - Balance Sheet Disclosures (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Assets	$ 18.2	$ 39.5
Liabilities	8.9	536.7
ING V
Related Party Transaction [Line Items]
Assets	0.5	0.3
Liabilities	0.2	501.9
ING Group
Related Party Transaction [Line Items]
Assets	1.3	3.4
Liabilities	0.9	0.1
ING Bank
Related Party Transaction [Line Items]
Assets	13.8	33.6
Liabilities	5.8	33.6
Other
Related Party Transaction [Line Items]
Assets	2.6	2.2
Liabilities	$ 2.0	$ 1.1